Fair Value Measurements (Details) - Schedule of Estimated Fair Value of the Convertible Promissory Notes - Convertible Promissory Notes [Member]		1 Months Ended		12 Months Ended
	Sep. 08, 2022 $ / shares $ / item	Aug. 26, 2022 $ / shares $ / item	Feb. 25, 2022 $ / shares $ / item	Dec. 31, 2022 $ / shares $ / item
Fair Value Measurements (Details) - Schedule of Estimated Fair Value of the Convertible Promissory Notes [Line Items]
Stock price (in Dollars per share) | $ / shares	$ 9.81	$ 9.8	$ 9.7	$ 10.02
Strike price (in Dollars per Item) | $ / item	11.5	11.5	11.5	11.5
Expiration date of warrants	Jun. 17, 2024	Jun. 17, 2024	Sep. 19, 2027	Sep. 17, 2023
Volatility	6.60%	7.20%	8.40%	7.00%
Risk-free rate	3.48%	3.34%	1.88%	4.69%
Dividend yield	0.00%	0.00%	0.00%	0.00%